Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Impairment charges
Recoveries	$ (190)	$ (191)	$ (189)
Impairment charges/(benefits)	537	648	335
Performing
Impairment charges
Provisions raised/(released)	(150)	274	225
Non-performing
Impairment charges
Provisions raised/(released)	877	565	299
Loans and credit commitments
Impairment charges
Impairment charges/(benefits)	536	647	333
Debt securities at amortised cost
Impairment charges
Impairment charges/(benefits)			4
Debt securities at FVOCI
Impairment charges
Impairment charges/(benefits)	1	1	$ (2)
Parent Entity
Impairment charges
Recoveries	(184)	(184)
Impairment charges/(benefits)	475	511
Parent Entity | Performing
Impairment charges
Provisions raised/(released)	(142)	172
Parent Entity | Non-performing
Impairment charges
Provisions raised/(released)	801	523
Parent Entity | Loans and credit commitments
Impairment charges
Impairment charges/(benefits)	469	517
Parent Entity | Debt securities at amortised cost
Impairment charges
Impairment charges/(benefits)	1
Parent Entity | Debt securities at FVOCI
Impairment charges
Impairment charges/(benefits)	1	1
Parent Entity | Due to subsidiaries
Impairment charges
Impairment charges/(benefits)	$ 4	$ (7)